Label	Element	Value
RiskReturnAbstract	rr_RiskReturnAbstract
DocumentType	dei_DocumentType	485BPOS
DocumentPeriodEndDate	dei_DocumentPeriodEndDate	Jul. 16, 2018
EntityRegistrantName	dei_EntityRegistrantName	World Funds Trust
EntityCentralIndexKey	dei_EntityCentralIndexKey	0001396092
AmendmentFlag	dei_AmendmentFlag	false
TradingSymbol	dei_TradingSymbol	wft
B. Riley Diversified Equity Fund
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	FUND SUMMARY B. Riley Diversified Equity Fund
ObjectiveHeading	rr_ObjectiveHeading	Investment Objective
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock	The B. Riley Diversified Equity Fund (the “Fund”) seeks to achieve capital appreciation.
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $1 million in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Distribution Arrangements” at page 23 of the Prospectus and the section titled “Additional Information about Purchases and Sales” at page 25 of the Statement of Additional Information.

ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnoverHeading	rr_PortfolioTurnoverHeading	Portfolio Turnover
PortfolioTurnoverTextBlock	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 199.76% of the average value of its portfolio.

PortfolioTurnoverRate	rr_PortfolioTurnoverRate	199.76%
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

StrategyHeading	rr_StrategyHeading	Principal Investment Strategies
StrategyNarrativeTextBlock	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in certain equity securities of U.S. companies selected by the B. Riley & Co. Research Group (the “Research Group”) as “Buy” rated in the universe of securities it reviews. These equity securities will generally consist of common stocks. The list of these “Buy” rated securities is referred to as the “Buy List”.

The Research Group is a division of B. Riley FBR, Inc. The Fund’s investment adviser (the “Adviser”) is B. Riley Asset Management, a division of B. Riley Capital Management, LLC, an affiliate of B. Riley FBR, Inc. The Buy List may be comprised of companies of any capitalization, and therefore the Fund may invest without regard to market capitalization but tends to invest in smaller companies below $2 billion in capitalization.

Decisions on the addition or elimination of certain securities or sectors from the Fund’s portfolio will be made after any changes made to the Buy List are made available to clients of the Research Group, or after a change is made to an analyst’s “top picks”, typically after the Research Group deems changes are needed. A listing of the securities in the Buy List as well as the published “top picks” (discussed below) are available upon request.

The Fund will generally hold between 25-50 securities represented in the Buy List that represent the affiliated Research Group’s analysts’ “top picks” (i.e., typically each analyst’s top favored securities among those securities on the Buy List) from the Buy List. The Fund may also hold securities included in the list of “top picks” that is not made available to clients of the Research Group. The ”top picks” consist of companies identified through fundamental research that are under-followed or misunderstood by Wall Street and believed to be undervalued. In making decisions of which securities are most appropriate for the Fund, the Adviser will take into consideration current market conditions, but it will give significant weight to its subjective assessment of the Research Group’s assessment of the securities represented in the Buy List, with a particular focus on those deemed to be the “top picks.” The Adviser may make changes in the Fund’s portfolio holdings when there is a relevant rating change made by the Research Group, when the “top picks” of the Research Group change, or when the Adviser based on subjective factors deems it appropriate. The Adviser has discretion to make independent determinations about portfolio holdings.

At times, the Buy List may be comprised of companies that reflect a focus in a particular sector or sectors. As the group of companies that are analyzed by the Research Group changes over time, which changes may be attributable to factors such as the markets, economies or even the personnel composition of the Research Group, the sectors in which the Research Group incidentally focuses may also change – in turn, the focus, as reflected in the Fund’s portfolio holdings, on any particular sector also may change.

RiskHeading	rr_RiskHeading	Principal Risks
RiskNarrativeTextBlock	rr_RiskNarrativeTextBlock

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investment Selection and Asset Allocation. The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities selected by the Research Group as “Buy” securities that do not perform as well as other sectors or securities.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific, market, or economic developments. The Fund may be overweight in certain sector or sectors at various times.

Risks of Small and Mid Capitalization Companies. The Fund may invest in the securities of mid, small or micro capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. These companies may have limited product lines and markets, more volatile market prices, less capital, a shorter history of operations, less experienced management, and may experience higher failure rates than do larger companies. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. Additionally, the trading volume of securities of such companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Focus Risk. While the Fund is diversified for purposes of the Investment Company Act of 1940, the Fund may, at times, hold the securities of a small number of issuers. At such times where the Fund may hold the securities of fewer issuers, the performance of these issuers could have a substantial impact on the Fund’s performance.

BarChartAndPerformanceTableHeading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
PerformanceNarrativeTextBlock	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at http://www.brileyamfunds.com or by calling toll-free 800-673-0550.

The following bar chart shows the Fund’s annual returns for the Institutional Class shares of the Fund as of December 31, 2017. The performance of the Fund’s Class A shares, Class C shares, and Investor Class shares would have been different because the expenses of the Classes differ.

BarChartHeading	rr_BarChartHeading	B. Riley Diversified Equity Fund Institutional Class Shares Calendar Year Total Return
AnnualReturn2015	rr_AnnualReturn2015	(4.20%)
AnnualReturn2016	rr_AnnualReturn2016	19.17%
AnnualReturn2017	rr_AnnualReturn2017	21.41%
BarChartClosingTextBlock	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Institutional Class Shares' highest return for a calendar quarter was 20.00% (quarter ending 9/30/2016) and the Institutional Class Shares' lowest return for a calendar quarter was (12.55%) (quarter ending 9/30/2015).

The year-to-date return for the Fund’s Institutional Class shares through June 30, 2018 is 2.55%.

PerformanceTableHeading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2017*
PerformanceTableNarrativeTextBlock	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s Institutional Class shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Class A, Class C and Investor Class Shares will differ from those of the Institutional Class Shares as the expenses of the Classes differ.

PerformanceTableClosingTextBlock	rr_PerformanceTableClosingTextBlock	* The Fund’s Investor Class Shares and Class C Shares were not available for purchase for the period ended December 31, 2017.
B. Riley Diversified Equity Fund | Russell 2000 ® Index (reflects no deduction for fees, expenses, or taxes)
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	14.65%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	10.42%
B. Riley Diversified Equity Fund | Investor Class Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%	[1]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 153
ExpenseExampleYear03	rr_ExpenseExampleYear03	813
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,498
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 3,325
B. Riley Diversified Equity Fund | Institutional Class Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.07%
Other Expenses	rr_OtherExpensesOverAssets	1.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.39%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.25%	[1]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 127
ExpenseExampleYear03	rr_ExpenseExampleYear03	688
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,276
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 2,870
AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Feb. 10, 2014
B. Riley Diversified Equity Fund | Institutional Class Shares | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	21.41%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	9.45%
B. Riley Diversified Equity Fund | Institutional Class Shares | Return After Taxes on Distributions
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	21.41%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	9.45%
B. Riley Diversified Equity Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	12.12%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	7.45%
B. Riley Diversified Equity Fund | Class A Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[2]
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.50%	[1]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 719
ExpenseExampleYear03	rr_ExpenseExampleYear03	1,341
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,987
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 3,709
AverageAnnualReturnInceptionDate	rr_AverageAnnualReturnInceptionDate	Sep. 05, 2014
B. Riley Diversified Equity Fund | Class A Shares | Return Before Taxes
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	21.07%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	10.81%
B. Riley Diversified Equity Fund | Class A Shares | Return Before Taxes - with maximum load of 5.75%
RiskReturnAbstract	rr_RiskReturnAbstract
AverageAnnualReturnYear01	rr_AverageAnnualReturnYear01	14.11%
AverageAnnualReturnSinceInception	rr_AverageAnnualReturnSinceInception	8.85%
B. Riley Diversified Equity Fund | Class C Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	2.25%	[1]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 328	[3]
ExpenseExampleYear03	rr_ExpenseExampleYear03	1,034
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,859
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 4,002
[1]	B. Riley Asset Management, a division of B. Riley Capital Management, LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to April 30, 2020. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[2]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a contingent deferred sales charge ("CDSC") of 1.00% if redeemed within one year from the date of purchase.
[3]	If you did not redeem your shares, your cost would be $228 for the one year period.